Chou America Mutual Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

May 1, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Chou America Mutual Funds (the “Registrant”)
File No.: 333-165300/811-22394
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for Chou Opportunity Fund and Chou Income Fund, dated May 1, 2019, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 24, 2019 (accession number 0001398344-19-007000).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or gino.malaspina@atlanticfundservices.com.

Sincerely,

/s/ Gino E. Malaspina
Gino E. Malaspina, Esq.
Secretary to the Registrant